Long-term loan receivable (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Feb. 02, 2025
Long-term Loan Receivable
Convertable Note Issued		$ 1,100,000
Interest Rate	20.00%
Accured Interest Income On Convertable Note	$ 28,932